RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTIES
RELATED PARTIES
On October 17, 2017 the Company entered into a series of agreements with Saudi Aramco to form a joint venture, ARO. In connection with these transactions the Company has a number of relationships which are related party in nature. See Note 1 and Note 3 for a description of the Company's relationship with ARO and the related party transactions that have resulted from the commencement of this joint venture.
Mr. Tore Sandvold is a director of the Company and a director of Schlumberger, a provider of equipment and services to the Company. The Company has engaged in transactions in the ordinary course of business with Schlumberger totaling $20.9 million and $28.4 million in 2017 and 2016, respectively, for the purchase of equipment and services. At December 31, 2017, the Company had a payable to Schlumberger of $8.3 million. These transactions were on an arm’s-length basis and Mr. Sandvold was not involved in such transactions in any way.